Subsequent events (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended		4 Months Ended		7 Months Ended		8 Months Ended
	Jan. 25, 2024 $ / shares	Jan. 26, 2023 $ / shares	Apr. 25, 2024 $ / shares	Apr. 25, 2023 $ / shares	Aug. 02, 2024	Jul. 24, 2024 $ / shares	Sep. 12, 2024 USD ($)	Aug. 23, 2024 USD ($)
Subsequent Event [Member] | M/V Hyundai Premium, M/V Hyundai Paramount, M/V Hyundai Privilege, M/V Hyundai Prestige and M/V Hyundai Platinum [Member]
Subsequent Event [Line Items]
Number of memoranda agreement							5
Deadweight "DWT"							63,010
TEU							5,023
Year Built							2013
Property, Plant and Equipment, Disposals							$ 175,711
Other Asset Impairment Charges							$ 0
Expected delivery date of vessel							between November 2024 and January 2025
Subsequent Event [Member] | LNG/C Attalos and LNGC Asklipios | Bocomm [Member]
Subsequent Event [Line Items]
Amount of the two separate sale and leaseback agreements								$ 162,500
Description of scope								refinancing the then outstanding balance of both vessels of $250,365 under the sale and lease back arrangements that the companies owning the vessels had entered into with CMB Financial Leasing Co., Ltd (“CMBFL”) in 2021
New sale and lease back agreements starting date								August 29, 2024
Debt Instrument, Term								7 years
Subsequent Event [Member] | Partnership's Conversion [Member]
Subsequent Event [Line Items]
Subsequent Event, Description					On August 2, 2024, the Partnership announced its conversion from a Marshall Islands limited partnership to a Marshall Islands corporation and its name change from Capital Product Partners L.P. to Capital Clean Energy Carriers Corp. (the “CCEC” or “Company”). The conversion and the name change were approved by the majority of the Partnership’s unitholders, the conflicts committee of the Partnership’s board of directors, the Partnership’s full board of directors and the Partnership’s CGP and completed on August 26, 2024. As a result of the Conversion the Company’s common shares are trading on the Nasdaq Global Select Market under the name “Capital Clean Energy Carriers Corp.” with the ticker symbol CCEC and the following changes to the capital structure and corporate governance, among others, occurred.
Subsequent Event [Member] | Partnership's Conversion A [Member]
Subsequent Event [Line Items]
Subsequent Event, Description					CPP, a Marshall Islands limited partnership, was converted to CCEC, a Marshall Islands corporation.
Subsequent Event [Member] | Partnership's Conversion B [Member]
Subsequent Event [Line Items]
Subsequent Event, Description					Each common unit of CPP issued and outstanding immediately prior to the conversion was converted into one common share of CCEC with a par value of $0.01 per share (the “Common Shares”).
Subsequent Event [Member] | Partnership's Conversion C [Member]
Subsequent Event [Line Items]
Subsequent Event, Description					The CGP units and its incentive distribution rights issued and outstanding immediately prior to the conversion was converted into an aggregate 3,500,000 Common Shares. Following the conversion, CMTC and its affiliates hold in aggregate approximately 59.0% of the outstanding Common Shares.
Subsequent Event [Member] | Partnership's Conversion D [Member]
Subsequent Event [Line Items]
Subsequent Event, Description					CGP gave up its existing management and consent rights with respect to CPP, including its right to appoint three directors to CPP’s board of directors and its veto rights over, among other things, approval of mergers, consolidations and other significant corporate transactions and amendments to CPP’s governing documents.
Subsequent Event [Member] | Partnership's Conversion E [Member]
Subsequent Event [Line Items]
Subsequent Event, Description					Following the conversion, the board of directors consist of eight directors, a majority of which are “independent” in accordance with Nasdaq rules.
Subsequent Event [Member] | Partnership's Conversion F [Member]
Subsequent Event [Line Items]
Subsequent Event, Description					Until CMTC and its affiliates cease to own at least 25% of the outstanding Common Shares, CMTC and its affiliates will have the right to nominate three out of the eight directors to the board. If the holdings of CMTC and its affiliates fall below 25% but remain above 15% of the outstanding Common Shares, CMTC and its affiliates thereafter will have the right to nominate two out of eight directors to the board. If the holdings of CMTC and its affiliates fall below 15% but remain above 5% of the outstanding Common Shares, CMTC and its affiliates thereafter will have the right to nominate one out of eight directors to the board. If the holdings of CMTC and its affiliates fall below 5%, CMTC thereafter will no longer have any rights to nominate directors to the board. The remaining members of the board of directors will be nominated by CCEC’s nominating committee and all directors will be elected by majority vote of the holders of Common Shares (including CMTC and its affiliates), other than in a contested election, in which the election of directors will be by a plurality vote.
Limited Partner [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Distributions Declared, Per Unit | $ / shares	$ 0.15	$ 0.15	$ 0.15	$ 0.15
Limited Partner [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends Payable, Date Declared						Jul. 24, 2024
Distribution Made to Limited Partner, Distributions Declared, Per Unit | $ / shares						$ 0.15
Dividends Payable, Date of Payment						Aug. 12, 2024
Dividends Payable, Date of Record						Aug. 06, 2024